Facility Fire - Additional Information (Detail) - Facility Fire [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Fire damage, recognized gross expenses	$ 8.3
Insurance recoveries	8.8
Other Income [Member]
Loss Contingencies [Line Items]
Insurance recoveries in excess of net book value		$ 0.5
Reconstruction of Facility [Member]
Loss Contingencies [Line Items]
Insurance recoveries	$ 3.0